INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Schedule of net income (loss) before income taxes

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Cayman Islands	28,219,345	55,064,996	39,649,765	5,431,996
Hong Kong	(16,096,157)	(7,637,919)	11,423,580	1,565,024
Mainland China	(886,634,531)	8,156,352	250,063,274	34,258,530
Net income (loss) before income taxes	(874,511,343)	55,583,429	301,136,619	41,255,550

Summary of current and deferred component of income tax expenses

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Current income tax expense (benefit)	(134,629,133)	3,921,820	1,321,573	181,055
Deferred income tax (benefit) expense	371,325,673	89,534,883	—	—
Total income tax expense	236,696,540	93,456,703	1,321,573	181,055

Summary of principal components of deferred tax assets and liabilities

	As of December 31,
	2023	2024
	RMB	RMB	US$
Non-current deferred tax assets
Risk assurance liabilities	375,019,011	198,287,264	27,165,244
Provision for credit losses	202,046,834	183,159,281	25,092,719
Short-term and long-term lease liabilities	11,788,736	11,239,222	1,539,767
Customer advances	5,191,296	—	—
Net operating loss carry-forward	19,790,529	173,370,350	23,751,641
Less: valuation allowance	(539,109,605)	(530,990,019)	(72,745,335)
Non-current deferred tax assets, net	74,726,801	35,066,098	4,804,036
Non-current deferred tax liabilities
Acquisition of insurance brokerage license	(10,724,126)	(10,724,126)	(1,469,199)
Unrealized gain on long-term investment	(11,009,130)	(11,009,130)	(1,508,245)
Contract assets	(51,928,935)	(12,817,746)	(1,756,024)
Operating lease right-of-use assets	(11,788,736)	(11,239,222)	(1,539,767)
Others	(7)	(7)	(1)
Non-current deferred tax liabilities	(85,450,934)	(45,790,231)	(6,273,236)

Non-current deferred tax liabilities, net of deferred tax assets	(10,724,133)	(10,724,133)	(1,469,200)

Summary of reconciliation of income before the provision of income taxes and actual provision for income taxes

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Income (loss) before provision of income tax	(874,511,343)	55,583,429	301,136,619	41,255,550
PRC statutory income tax rate	25%	25%	25%	25%
Income tax at statutory tax rate	(218,627,836)	13,895,857	75,284,155	10,313,887
Tax rate differential	(6,593,155)	(16,505,297)	(10,880,540)	(1,490,628)
Under-accrued EIT for previous years	(2,025,370)	(2,401,420)	1,005,022	137,687
Impact of tax rate change	(878,656)	—	—	—
Non-deductible expenses	41,193,294	20,493,185	4,379,062	599,930
Research and development super-deduction	(7,943,499)	—	—	—
Impairment loss for goodwill not deductible for tax purposes	—	37,164,493	—	—
Non-taxable income	(382,978)	(1,550,421)	(661,891)	(90,679)
Change in valuation allowance	433,465,580	42,360,306	(67,804,235)	(9,289,142)
Withholding tax	(1,510,840)	—	—	—
Income tax expenses	236,696,540	93,456,703	1,321,573	181,055